SIGNIFICANT JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Cash and cash equivalents	$ 3,743	$ 2,153	$ 3,743	$ 2,153	$ 3,327	$ 3,314	$ 2,153	$ 1,571
Line of Credit Facility, Maximum Borrowing Capacity1	3,000		3,000
Pascua-Lama | Argentina
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	63		63			72
Pascua-Lama | Chile
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Amounts received from VAT refunds	394		394			$ 424
Revenue, performance obligation	3,538		3,538
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Increase (decrease) in other provisions	$ 0	$ 69	$ 136	$ 271